SEGMENTED REPORTING (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Sales		$ 310,969	$ 170,108
Cost of sales:
Production costs		117,908	64,420
Cost of acquired diamonds		32,611	8,940
Depreciation and depletion		79,419	44,615
Earnings From Mine Operations		81,031	52,133
Exploration and evaluation expenses		8,204	472
Selling, general and administrative expenses		14,439	15,593
Operating income (loss)		58,388	36,068
Net finance (expenses) income		40,564	52,219
Derivative losses		247	(3,178)
Foreign exchange losses		32,474	(30,035)
Other income		(81)	(90)
Net loss before taxes		(14,816)	17,152
Total assets		979,877	$ 795,066
Total liabilities		515,762
Gk mine [Member]
Sales		310,969
Cost of sales:
Production costs		117,908
Cost of acquired diamonds		32,611
Depreciation and depletion		79,419
Earnings From Mine Operations		81,031
Exploration and evaluation expenses		3,511
Selling, general and administrative expenses		14,391
Operating income (loss)		63,129
Net finance (expenses) income		(40,567)
Derivative losses		(247)
Foreign exchange losses		(32,473)
Other income		81
Net loss before taxes		(10,077)
Total assets		810,901
Total liabilities		515,246
KNP [Member]
Sales	[1]	0
Cost of sales:
Production costs	[1]	0
Cost of acquired diamonds	[1]	0
Depreciation and depletion	[1]	0
Earnings From Mine Operations	[1]	0
Exploration and evaluation expenses	[1]	4,693
Selling, general and administrative expenses	[1]	48
Operating income (loss)	[1]	(4,741)
Net finance (expenses) income	[1]	3
Derivative losses	[1]	0
Foreign exchange losses	[1]	(1)
Other income	[1]	0
Net loss before taxes	[1]	(4,739)
Total assets	[1]	168,976
Total liabilities	[1]	$ 516

[1]	From the date of acquisition April 13, 2018 (Note 6)